Other Financial Liabilities - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	May 03, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 02, 2022
Disclosure Of Other Financial Liabilities [Line Items]
Repayments of borrowings, classified as financing activities		€ 96	€ 7,500	€ 2,500
Embedded Derivative
Disclosure Of Other Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		454
Financial liabilities at fair value through profit or loss		172
Gains (losses) on financial liabilities at fair value through profit or loss		€ 282
LineOfCredit [member] | Line Of credit Agreement [member]
Disclosure Of Other Financial Liabilities [Line Items]
Notional amount					€ 25,000
Repayments of borrowings, classified as financing activities	€ 13,110
Borrowings Accrued Interest	€ 1,330